Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥)	May 18, 2024 USD ($)	Jan. 03, 2023 USD ($)	Nov. 18, 2022 USD ($)
Net loss attributable to mezzanine equity holders			¥ 553
Net income/(loss) attributable to noncontrolling interests	¥ 2,345	$ 321	4,664		¥ (553)
Revenues	1,466,698	$ 200,937	1,498,029		1,257,874
Advertising expenses	188,225		270,304		254,893
Employee benefit expenses	90,472		96,961		108,057
Government grants	¥ 12,319		¥ 20,900		¥ 5,066
Government Assistance, Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Shares repurchase, authorized amount | $						$ 25,000	$ 25,000	$ 15,000
Minimum percentage, appropriation to the statutory surplus of the after-tax profits	10.00%	10.00%
Maximum percentage of the registered capital where appropriation is not required	50.00%	50.00%
Appropriation From Profit and Loss, Statutory Reserves	¥ 6,697		¥ 4,828		¥ 8,696
Sales of medical products and maintenance services
Revenues	367,980	$ 50,413	333,538		259,066
Aesthetic Treatment Services
Revenues	¥ 169,263	$ 23,189	12,959
Aesthetic Treatment Services | Restatement Adjustment
Revenues			¥ 13,000		¥ 0
Class A Ordinary Shares
Number of shares repurchased | shares	1,972,851	1,972,851	7,621,916	7,621,916
Value of shares repurchased	¥ 18,200	$ 2,600	¥ 140,700	$ 20,400
American Depository Shares
Number of shares repurchased | shares	2,564,707	2,564,707	9,908,490	9,908,490